Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HIGHLAND FUNDS II
Prospectus Date	rr_ProspectusDate	Apr. 24, 2013
Supplement [Text Block]	hfii_SupplementTextBlock

HIGHLAND FUNDS II

(formerly Pyxis Funds II)

Highland International Equity Fund

(formerly Pyxis International Equity Fund)

Supplement dated April 24, 2013 to the Class A, Class B, Class C, Class R and Class Y Shares Prospectus for Highland International Equity Fund, each dated February 1, 2013, as amended February 8, 2013, as supplemented from time to time.

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

Effective immediately, the Annual Fund Operating Expenses table and Expense Example for the Highland International Equity Fund of the Prospectus are hereby deleted in their entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Class R	Class Y
Management Fees	0.80%	0.80%	0.80%	0.80%	0.80%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	0.50%	0.00%
Other Expenses(2)	2.46%	2.46%	2.46%	2.46%	2.46%
Total Annual Fund Operating Expenses	3.51%	4.26%	4.26%	3.76%	3.26%

(1)	Class C shares are subject to a 1% contingent deferred sales charge (“CDSC”) for redemption of shares within one year of purchase. This CDSC does not apply to redemptions under a systematic withdrawal plan.
(2)	“Other Expenses” include indirect fees and expenses of Acquired Funds less than 0.01%. “Acquired Fund” means any investment company in which the Fund invests or has invested during the period.

Expense Example

	1 Year	3 Years	5 Years	10 Years
Class A	$908	$1,590	$2,292	$4,140
Class B: if you did not sell your shares	$428	$1,292	$2,170	$4,125
if you sold all your shares at the end of the period	$828	$1,492	$2,170	$4,125
Class C: if you did not sell your shares	$428	$1,292	$2,170	$4,421
if you sold all your shares at the end of the period	$528	$1,292	$2,170	$4,421
Class R	$378	$1,149	$1,939	$4,002
Class Y	$329	$1,004	$1,702	$3,558

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

PROSPECTUS FOR FUTURE REFERENCE.

Highland International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	hfii_SupplementTextBlock

HIGHLAND FUNDS II

(formerly Pyxis Funds II)

Highland International Equity Fund

(formerly Pyxis International Equity Fund)

Supplement dated April 24, 2013 to the Class A, Class B, Class C, Class R and Class Y Shares Prospectus for Highland International Equity Fund, each dated February 1, 2013, as amended February 8, 2013, as supplemented from time to time.

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

Effective immediately, the Annual Fund Operating Expenses table and Expense Example for the Highland International Equity Fund of the Prospectus are hereby deleted in their entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Class R	Class Y
Management Fees	0.80%	0.80%	0.80%	0.80%	0.80%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	0.50%	0.00%
Other Expenses(2)	2.46%	2.46%	2.46%	2.46%	2.46%
Total Annual Fund Operating Expenses	3.51%	4.26%	4.26%	3.76%	3.26%

(1)	Class C shares are subject to a 1% contingent deferred sales charge (“CDSC”) for redemption of shares within one year of purchase. This CDSC does not apply to redemptions under a systematic withdrawal plan.
(2)	“Other Expenses” include indirect fees and expenses of Acquired Funds less than 0.01%. “Acquired Fund” means any investment company in which the Fund invests or has invested during the period.

Expense Example

	1 Year	3 Years	5 Years	10 Years
Class A	$908	$1,590	$2,292	$4,140
Class B: if you did not sell your shares	$428	$1,292	$2,170	$4,125
if you sold all your shares at the end of the period	$828	$1,492	$2,170	$4,125
Class C: if you did not sell your shares	$428	$1,292	$2,170	$4,421
if you sold all your shares at the end of the period	$528	$1,292	$2,170	$4,421
Class R	$378	$1,149	$1,939	$4,002
Class Y	$329	$1,004	$1,702	$3,558

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

PROSPECTUS FOR FUTURE REFERENCE.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Class C shares are subject to a 1% contingent deferred sales charge (“CDSC”) for redemption of shares within one year of purchase. This CDSC does not apply to redemptions under a systematic withdrawal plan.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Highland International Equity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	2.46%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.51%
1 Year	rr_ExpenseExampleYear01	908
3 Years	rr_ExpenseExampleYear03	1,590
5 Years	rr_ExpenseExampleYear05	2,292
10 Years	rr_ExpenseExampleYear10	4,140
Highland International Equity Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	2.46%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.26%
1 Year	rr_ExpenseExampleYear01	828
3 Years	rr_ExpenseExampleYear03	1,492
5 Years	rr_ExpenseExampleYear05	2,170
10 Years	rr_ExpenseExampleYear10	4,125
1 Year	rr_ExpenseExampleNoRedemptionYear01	428
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,292
5 Years	rr_ExpenseExampleNoRedemptionYear05	2,170
10 Years	rr_ExpenseExampleNoRedemptionYear10	4,125
Highland International Equity Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	2.46%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.26%
1 Year	rr_ExpenseExampleYear01	528
3 Years	rr_ExpenseExampleYear03	1,292
5 Years	rr_ExpenseExampleYear05	2,170
10 Years	rr_ExpenseExampleYear10	4,421
1 Year	rr_ExpenseExampleNoRedemptionYear01	428
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,292
5 Years	rr_ExpenseExampleNoRedemptionYear05	2,170
10 Years	rr_ExpenseExampleNoRedemptionYear10	4,421
Highland International Equity Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	2.46%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.76%
1 Year	rr_ExpenseExampleYear01	378
3 Years	rr_ExpenseExampleYear03	1,149
5 Years	rr_ExpenseExampleYear05	1,939
10 Years	rr_ExpenseExampleYear10	4,002
Highland International Equity Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	2.46%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.26%
1 Year	rr_ExpenseExampleYear01	329
3 Years	rr_ExpenseExampleYear03	1,004
5 Years	rr_ExpenseExampleYear05	1,702
10 Years	rr_ExpenseExampleYear10	3,558

[1]	"Other Expenses" include indirect fees and expenses of Acquired Funds less than 0.01%. "Acquired Fund" means any investment company in which the Fund invests or has invested during the period.